UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2020

Date of reporting period:  January 31, 2020

Item 1. Report to Stockholders.

Coho Relative Value Equity Fund
cohox

Coho Relative Value ESG Fund
cesgx

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.cohofunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 866-COHO-234 or by sending an e-mail request to info@coho.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 866-COHO-234 or send an e-mail request to info@coho.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report

January 31, 2020

COHO FUNDS

March 2, 2020

Dear Fellow Shareholders:

We are pleased to provide you with a semi-annual update on the Coho Relative Value Equity Fund for the period July 31, 2019 through January 31, 2020. At Coho Partners, Ltd., we remain committed to achieving the Fund’s investment objective and providing our shareholders with open and active communication so they may gain a clear understanding of our investment process, the Fund’s performance results and our most recent thoughts on the economy and the equity markets.

Market Review

Our primary objective is to focus on risk control and protecting principal in the down markets. A close second is strong participation in all but the most cyclical or speculative bull markets.  We believe this combination of protection and participation should ultimately help lead to better-than-market performance over an economic cycle with less-than-market risk. Given our investment process, we tend to lag in rapidly rising markets that are typically driven by more cyclical and momentum-driven stocks.  The six-month semi-annual period was mixed with up periods during the Summer months of 2019.  The market then corrected during the fourth quarter of 2019 and the portfolio demonstrated its preservation of capital which allowed us to ultimately finish ahead of the benchmarks for the period July 1 through December 31, 2019. Our performance for that period was 11.59%, versus the S&P 500® Index of 9.35% and the S&P 500® Value Index of 11.09%.

After an encouraging fourth quarter of 2019 for the Fund, when “value” appeared to be coming back in favor, the first month of 2020 reverted to the broader 2019 trend of “growth” dominating.  In just the month of January, the S&P 500® Growth Index outperformed the S&P 500® Value Index by nearly 500 basis points.  This pronounced style divergence represented a headwind for the portfolio which combined with negative stock selection led to a poor month of performance.

In summary, our underperformance for this semi-annual period has been due to a combination of the underlying trends in the market, that we have been noting for the past several years, in addition to several of our holdings underperforming recently.  While we are not predicting an imminent end to either this cycle or a change in the current underlying market trends, we are comfortable with the defensively postured and value-oriented portfolio positioning.

Fund Performance Review

For the six months ended January 31, 2020, the Coho Relative Value Equity Fund returned 6.95%, versus 9.31% for the S&P 500® Index and 8.15% for the S&P 500® Value Index.

The Fund’s sector performance was mixed but overall it was net negative impact versus the S&P 500® Index for the semi-annual period. The Fund’s underweight position in Information Technology and its overweight in Energy were detractors to relative performance. Our stock selection in Consumer Discretionary and Financials both contributed to overall performance while the stock selection in Information Technology and Communication Services were detractors.

The top five contributors to the Fund’s performance during the period were State Street, Kroger, Amgen, CVS Health, and Dollar General. The five largest individual detractors during the period were Occidental Petroleum, Royal Dutch Shell – ADR, Chevron, J.M. Smucker, and Omnicom Group.

COHO FUNDS

Fund Advisor Outlook

We are focused on maintaining our discipline and investing in such a way as to maximize the probability that the Coho Relative Value Equity Fund has the potential to protect principal if there is a correction and still participate as fully as possible should the markets continue to advance.  With an upcoming U.S. presidential election, coronavirus worries and a modest slowdown in the global economy, we expect the stock market to demonstrate an uptick in volatility.  We believe the fundamentals of the companies we own in the Fund will be more stable and predictable than the portfolio’s benchmark, the S&P 500® Index, which has tilted toward the more economically sensitive side of the market. In addition, our valuation work indicates that the demand defensive sectors also appear to offer better risk returns than the more economically sensitive sectors.  We expect this portfolio positioning to serve the Fund well on a relative basis if stock market volatility were to increase in the coming fiscal period.

We thank you for your investment and continued confidence in the Coho Relative Value Equity Fund and we look forward to serving your interests in the future.

Sincerely,

Coho Partners, Ltd.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. Investments in securities of foreign issuers involve risks not ordinarily associated with investment in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. The principal value and investment return of an investment will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the initial investment.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedules of investments section of this report for a full listing of Fund holdings.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Beta is a measure of the volatility of an individual stock in comparison to the risk of the entire market.

The S&P 500® Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. One cannot invest directly in an Index.

The S&P 500® Growth Index is a market-capitalization weighted index that consists of stocks within the S&P 500 Index that exhibit strong growth characteristics. One cannot invest directly in an Index.

The S&P 500® Value Index consists of those stocks within the S&P 500® Index that exhibit strong value characteristics such as the ratios of book value, earnings, and sales to price. One cannot invest directly in an Index.

The Funds are distributed by Compass Distributors, LLC.

COHO RELATIVE VALUE EQUITY FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-COHO-234. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates Of Return (%) – January 31, 2020

	1 Year	3 Year	5 Year	Since Inception(1)
Coho Relative Value Equity Fund(2)	11.91%	9.41%	8.28%	9.55%
S&P 500® Index(3)	21.68%	14.54%	12.37%	12.84%
S&P 500® Value Index(4)	18.31%	10.25%	9.93%	10.20%

(1)	Period from Fund inception through January 31, 2020. The Fund commenced operations on August 14, 2013.
(2)	On November 22, 2019, the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(3)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an Index.
(4)
The S&P 500® Value Index consists of those stocks within the S&P 500® Index that exhibit strong value characteristics such as ratios of book value, earnings, and sales to price. One cannot invest directly in an Index.

The following is expense information for the Coho Relative Value Equity Fund as disclosed in the Fund’s most recent prospectus dated November 26, 2019:

Gross Expenses: 0.82%; Net Expenses: 0.79%. Coho Partners, Ltd. (the “Adviser” or “Coho”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least November 28, 2020. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

COHO RELATIVE VALUE ESG FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-COHO-234. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates Of Return (%) – January 31, 2020

Since Inception(1)
Coho Relative Value ESG Fund	-0.30%
S&P 500® Index(2)	2.59%
S&P 500® Value Index(3)	0.01%

(1)	Period from Fund inception through January 31, 2020. The Fund commenced operations on November 27, 2019.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an Index.
(3)
The S&P 500® Value Index consists of those stocks within the S&P 500® Index that exhibit strong value characteristics such as ratios of book value, earnings, and sales to price. One cannot invest directly in an Index.

The following is expense information for the Coho Relative Value ESG Fund as disclosed in the Fund’s most recent prospectus dated November 26, 2019:

Gross Expenses: 1.31%; Net Expenses: 0.79%. Coho Partners, Ltd. (the “Adviser” or “Coho”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated through at least November 28, 2020. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

COHO FUNDS

Expense Examples (Unaudited)
January 31, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 – January 31, 2020).

ACTUAL EXPENSES
The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if transactional costs were included, your costs may have been higher.

Coho Relative Value Equity Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(8/1/2019)	(1/31/2020)	(8/1/2019 to 1/31/2020)
Actual(2)	$1,000.00	$1,069.50	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.27

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.84%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended January 31, 2020 of 6.95%.

Coho Relative Value ESG Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(11/27/2019)	(1/31/2020)	(11/27/2019 to 1/31/2020)
Actual(4)	$1,000.00	$ 997.00	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,007.48	$1.41

(3)
Inception date for the Fund was November 27, 2019. Expenses are equal to the Fund’s annualized expense ratio for the period from inception through January 31, 2020 of 0.79%, multiplied by the average account value over the period, multiplied by 65/366 to reflect the period since inception.

(4)	Based on the actual return for the period from inception through January 31, 2020 of -0.30%.

COHO RELATIVE VALUE EQUITY FUND

Sector Allocation(1) (Unaudited)
as of January 31, 2020
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of January 31, 2020
(% of net assets)

Amgen	5.0%
UnitedHealth Group	4.9%
Marsh & McLennan Companies	4.6%
CVS Health	4.4%
State Street	4.3%
Lowe’s Companies	4.2%
Ross Stores	4.2%
Johnson & Johnson	4.1%
Dollar General	4.0%
Merck & Co.	3.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

COHO RELATIVE VALUE ESG FUND

Sector Allocation(1) (Unaudited)
as of January 31, 2020
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of January 31, 2020
(% of net assets)

UnitedHealth Group	4.7%
Amgen	4.7%
Coca-Cola Co.	4.6%
Ross Stores	4.5%
Marsh & McLennan Companies	4.5%
State Street	4.4%
Johnson & Johnson	4.4%
Merck & Co.	4.4%
Omnicom Group	4.2%
CVS Health	4.2%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

COHO RELATIVE VALUE EQUITY FUND

Schedule of Investments (Unaudited)
January 31, 2020

	Shares	Value
COMMON STOCKS — 96.4%

Consumer Discretionary — 16.2%
Dollar General	154,164	$23,650,299
Lowe’s Companies	213,415	24,807,360
Omnicom Group	285,526	21,502,963
Ross Stores	218,002	24,457,644
		94,418,266
Consumer Staples — 18.6%
Altria Group	372,358	17,698,176
Conagra Brands	520,208	17,125,247
JM Smucker	176,160	18,251,938
Kroger	791,838	21,268,769
Philip Morris International	224,989	18,606,590
Unilever N.V.	275,814	16,074,440
		109,025,160
Energy — 6.2%
Chevron	117,427	12,581,129
Occidental Petroleum	324,969	12,907,768
Royal Dutch Shell — ADR	209,212	10,910,406
		36,399,303
Financials — 12.2%
Aflac	374,969	19,337,152
Marsh & McLennan Companies	241,841	27,052,334
State Street	330,670	25,008,572
		71,398,058
Health Care — 28.1%#
Abbott Laboratories	195,104	17,001,362
AmerisourceBergen	210,459	18,006,872
Amgen	134,318	29,019,404
CVS Health	377,771	25,620,429
Johnson & Johnson	160,364	23,873,389
Merck & Co.	259,077	22,135,539
UnitedHealth Group	106,180	28,928,741
		164,585,736
Industrials — 9.6%
3M	53,570	8,499,416
Illinois Tool Works	98,387	17,215,757
Stanley Black & Decker	81,669	13,012,322
W.W. Grainger	57,140	17,294,564
		56,022,059

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Schedule of Investments (Unaudited) – Continued
January 31, 2020

	Shares	Value
Information Technology — 5.5%
Global Payments	72,667	$14,202,765
Microchip Technology	185,853	18,116,951
		32,319,716
Total Common Stocks
(Cost $492,659,663)		564,168,298

SHORT-TERM INVESTMENT — 4.1%
U.S. Bank N.A., 0.50%^
(Cost $23,867,776)	23,867,776	23,867,776
Total Investments — 100.5%
(Cost $516,527,439)		588,036,074
Liabilities in Excess of Other Assets — (0.5)%		(2,753,643)
Total Net Assets — 100.0%		$585,282,431

ADR – American Depositary Receipt
#	As of January 31, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances.  The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.  The rate shown is as of December 31, 2019.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Schedule of Investments (Unaudited)
January 31, 2020

	Shares	Value
COMMON STOCKS — 93.8%

Consumer Discretionary — 16.7%
Dollar General	57	$8,744
Lowe’s Companies	78	9,067
Omnicom Group	127	9,564
Ross Stores	91	10,209
		37,584
Consumer Staples — 20.8%
Coca-Cola	177	10,337
Colgate-Palmolive	97	7,157
Conagra Brands	205	6,748
JM Smucker	75	7,771
Kroger	293	7,870
Unilever N.V.	120	6,993
		46,876
Financials — 12.1%
Aflac	137	7,065
Marsh & McLennan Companies	91	10,180
State Street	132	9,983
		27,228
Health Care — 29.0%#
Abbott Laboratories	73	6,361
Amgen	49	10,587
CVS Health	141	9,563
Johnson & Johnson	67	9,974
Merck & Co.	116	9,911
Quest Diagnostics	75	8,300
UnitedHealth Group	39	10,626
		65,322
Industrials — 9.2%
3M	19	3,015
Illinois Tool Works	38	6,649
Stanley Black & Decker	30	4,780
W.W. Grainger	21	6,356
		20,800

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Schedule of Investments (Unaudited) – Continued
January 31, 2020

	Shares	Value
Information Technology — 6.0%
Global Payments	36	$7,036
Microchip Technology	67	6,531
		13,567
Total Common Stocks
(Cost $213,187)		211,377

SHORT-TERM INVESTMENT — 3.6%
U.S. Bank N.A., 0.50%^
(Cost $8,185)	8,185	8,185
Total Investments — 97.4%
(Cost $221,372)		219,562
Other Assets and Liabilities, Net — 2.6%		5,888
Total Net Assets — 100.0%		$225,450

#	As of January 31, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances.  The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.  The rate shown is as of December 31, 2019.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

COHO FUNDS

Statements of Assets and Liabilities (Unaudited)
January 31, 2020

	Coho	Coho
	Relative Value	Relative Value
	Equity Fund	ESG Fund
ASSETS:
Investments, at value
(Cost: $516,527,439 & $221,372, respectively)	$588,036,074	$219,562
Dividends and interest receivable	615,742	279
Receivable for capital shares sold	1,306,253	—
Receivable from investment adviser	—	11,831
Prepaid expenses and other assets	23,501	16,793
Total assets	589,981,570	248,465

LIABILITIES:
Payable for investment securities purchased	3,793,496	—
Payable for capital shares redeemed	467,463	—
Payable to investment adviser	361,163	—
Payable for fund administration & accounting fees	55,511	1,268
Payable for audit fees	9,573	4,485
Payable for compliance fees	2,163	2,209
Payable for custody fees	6,767	1,105
Payable for transfer agent fees & expenses	—	2,798
Payable for trustee fees	3,003	1,382
Accrued expenses	—	9,768
Total liabilities	4,699,139	23,015

NET ASSETS	$585,282,431	$225,450

NET ASSETS CONSIST OF:
Paid-in capital	$510,578,648	$226,861
Total distributable earnings	74,703,783	(1,411)
Net Assets	$585,282,431	$225,450

Net Assets	$585,282,431	$225,450
Shares issued and outstanding(1)	41,150,044	22,631
Net asset value, redemption price and offering price per share(2)	$14.22	$9.96

(1)	Unlimited shares authorized without par value
(2)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.

See Notes to the Financial Statements

COHO FUNDS

Statements of Operations (Unaudited)
For the Six Months Ended January 31, 2020

	Coho	Coho
	Relative Value	Relative Value
	Equity Fund	ESG Fund(1)
INVESTMENT INCOME:
Dividend income	$7,492,777	$633
Less: Foreign taxes withheld	(80,589)	—
Interest income	188,651	31
Total investment income	7,600,839	664

EXPENSES:
Investment adviser fees (See Note 4)	2,133,890	236
Fund administration & accounting fees (See Note 4)	196,425	2,951
Transfer agent fees & expenses (See Note 4)	36,343	2,798
Shareholder servicing fees (See Note 5)	35,579	—
Custody fees (See Note 4)	28,080	1,105
Federal & state registration fees	24,677	7,343
Audit fees	9,568	4,485
Postage & printing fees	7,555	455
Trustee fees	7,305	1,905
Compliance fees (See Note 4)	6,166	2,209
Other expenses	5,242	1,169
Legal fees	3,321	1,040
Total expenses before interest expense	2,494,151	25,696
Interest expense (See Note 11)	2,050	—
Total expenses before waiver/reimbursement	2,496,201	25,696
Adviser recoupment (See Note 4)	2,806	—
Less: waiver/reimbursement from investment adviser (See Note 4)	(113,678)	(25,429)
Net expenses	2,385,329	267

NET INVESTMENT INCOME	5,215,510	397

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	21,213,299 (2)	212
Net change in unrealized appreciation/depreciation on investments	12,462,374	(1,810)

Net realized and unrealized gain (loss) on investments	33,675,673	(1,598)

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$38,891,183	$(1,201)

(1)	Inception date of the Fund was November 27, 2019.
(2)	Includes $31,083 gain from in-kind transactions.

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
OPERATIONS:
Net investment income	$5,215,510	$10,529,942
Net realized gain on investments	21,213,299	22,146,847
Net change in unrealized appreciation/depreciation on investments	12,462,374	(15,641,713)
Net increase in net assets resulting from operations	38,891,183	17,035,076

CAPITAL SHARE TRANSACTIONS:
Advisor Class(1):
Proceeds from shares sold	44,722,628	46,559,156
Cost of shares issued in exchange for Institutional Class shares	414,609,967	—
Proceeds from reinvestment of distributions	7,893,859	9,213,707
Payments for shares redeemed	(49,092,607)	(90,341,746)
Payments for transfer-in-kind	(100,000)	—
Redemptions fees	2,769	7,470
Increase (decrease) in net assets resulting
from Advisor Class transactions	418,036,616	(34,561,413)
Institutional Class(1):
Proceeds from shares sold	27,805,323	172,943,752
Proceeds from reinvestment of distributions	13,408,787	14,195,328
Payments for shares redeemed	(34,599,798)	(117,232,497)
Cost of shares exchanged for Advisor Class shares	(414,609,967)	—
Redemptions fees	778	25,950
Increase (Decrease) in net assets
resulting from Institutional Class transactions	(407,994,877)	69,932,533
Net increase in net assets
resulting from capital share transactions	10,041,739	35,371,120

DISTRIBUTIONS TO SHAREHOLDERS	(38,285,202)	(39,770,453)

TOTAL INCREASE IN NET ASSETS	10,647,720	12,635,743

NET ASSETS:
Beginning of period	574,634,711	561,998,968
End of period	$585,282,431	$574,634,711

(1)	On November 22, 2019, the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Statement of Changes in Net Assets

Period Inception(1)
Through
January 31, 2020
OPERATIONS:
Net investment income	$397
Net realized gain on investments	212
Net change in unrealized appreciation/depreciation on investments	(1,810)
Net decrease in net assets resulting from operations	(1,201)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	126,651
Proceeds from transfer-in-kind	100,000
Proceeds from reinvestment of distributions	210
Payments for shares redeemed	—
Net increase in net assets resulting from capital share transactions	226,861

DISTRIBUTIONS TO SHAREHOLDERS	(210)

TOTAL INCREASE IN NET ASSETS	225,450

NET ASSETS:
Beginning of period	—
End of period	$225,450

(1)	Inception date for the Fund was November 27, 2019.

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2020		July 31,	July 31,	July 31,	July 31,	July 31,
Advisor Class(1)	(Unaudited)		2019	2018	2017	2016	2015

PER SHARE DATA:
Net asset value,
beginning of period	$14.20		$14.87	$13.71	$12.86	$12.33	$11.36

INVESTMENT OPERATIONS:
Net investment income	0.12	(2)	0.28	0.22	0.17	0.19	0.11
Net realized and unrealized
gain on investments	0.86		0.06	1.49	0.92	0.65	1.03
Total from investment operations	0.98		0.34	1.71	1.09	0.84	1.14

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.23)	(0.17)	(0.19)	(0.13)	(0.10)
From net realized gains	(0.70)		(0.78)	(0.38)	(0.05)	(0.19)	(0.07)
Total distributions	(0.96)		(1.01)	(0.55)	(0.24)	(0.32)	(0.17)

Paid-in capital from redemption fees	—	(3)	— (3)	— (3)	— (3)	0.01	— (3)

Net asset value, end of period	$14.22		$14.20	$14.87	$13.71	$12.86	$12.33

TOTAL RETURN(4)	6.95%		2.55%	12.63%	8.63%	7.14%	10.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (in 000’s)	$585,282		$171,070	$214,614	$225,343	$195,536	$182,264

Ratio of expenses to average net assets:
Before expense waiver/recoupment(5)	0.84%		0.93%	0.94%	0.96%	1.01%	1.06%
After expense waiver/recoupment(5)	0.84	%(6)	0.94%	0.94%	0.94%	0.94%	0.94%

Ratio of net investment income
to average net assets:
After expense waiver/recoupment(5)	1.57%		1.71%	1.44%	1.39%	1.50%	1.47%

Portfolio turnover rate(4)	12	%(7)	20%	21%	23%	24%	13%

(1)	On November 22, 2019, the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for period less than one year.
(5)	Annualized for period less than one year.
(6)	Prior to November 22, 2019, the annual expense limitation was 0.94% of the average daily net assets for the Advisor Class. Thereafter it was 0.79%.
(7)	Excludes value of Fund securities delivered as a result of an in-kind transaction of the Fund’s capital shares that occurred on November 27, 2019.

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Since Inception(1)
	through
	January 31, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.02
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	(0.03)

LESS DISTRIBUTIONS:
From net investment income	(0.01)
From net realized gains	—
Total distributions	(0.01)

Net asset value, end of period	$9.96

TOTAL RETURN(2)	-0.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$225

Ratio of expenses to average net assets:
Before expense waiver/reimbursement(3)	76.14%
After expense waiver/reimbursement(3)	0.79%

Ratio of net investment income to average net assets:
After expense waiver/reimbursement(3)	1.18%

Portfolio turnover rate(2)	4	%(4)

(1)	Inception date for the Fund was November 27, 2019.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Excludes value of Fund securities received as a result of an in-kind transaction of the Fund’s capital shares that occurred on November 27, 2019.

See Notes to the Financial Statements

COHO FUNDS

Notes to the Financial Statements (Unaudited)
January 31, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Both the Coho Relative Value Equity Fund (the “Equity Fund”) and Coho Relative Value ESG Fund (the “ESG Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series, each with their own investment objectives and policies within the Trust.  The investment objective of both Funds is total return. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Equity Fund commenced operations on August 14, 2013 and currently offers only one class of shares. Effective November 22, 2019, the Fund ceased offering its Institutional Class shares. The remaining Institutional Class shares were converted to Advisor Class shares at the close of business on November 22, 2019 and the Advisor Class name was subsequently discontinued. The Advisor Class shares were previously subject up to a maximum 0.15% shareholder servicing which is not applicable to the existing share class. Each class of shares had identical rights and privileges except with respect to shareholder servicing fees and voting rights on matters affecting a single class. The ESG Fund commenced operations on November 27, 2019 and currently offers only one class of shares. Both Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended January 31, 2020, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended January 31, 2020, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended January 31, 2020, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended July 31, 2016.

Security Transactions, Income and Distributions — The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2020

from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Allocation of Income, Expenses and Gains/Losses — Prior to November 22, 2019, income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds were allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares were recorded by the specific class. Most Fund expenses were allocated by class based on relative net assets. Shareholder servicing fees were expensed at an annual rate up to 0.15% of the average daily net assets of the Advisor Class shares.

Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Equity Securities — Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2020

(“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments — Investments in other mutual funds, including money market funds, are valued at their net asset value per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2020:

Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$564,168,298	$—	$—	$564,168,298
Short-Term Investment	23,867,776	—	—	23,867,776
Total Investments*	$588,036,074	$—	$—	$588,036,074

ESG Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$211,377	$—	$—	$211,377
Short-Term Investment	8,185	—	—	8,185
Total Investments*	$219,562	$—	$—	$219,562

*	Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Trust has an agreement with Coho Partners, Ltd. (the “Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee equal to 0.70% of the daily net assets of the Funds. Prior to November 26, 2019, the monthly management fee for the Equity Fund was equal to 0.75% of the daily net assets of the Fund.

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund for their expenses to ensure total annual operating expenses (excluding shareholder servicing fees, acquired fund fees and expenses, brokerage commissions, interest, taxes, and extraordinary expenses) do not exceed 0.79% of each Fund’s average daily net assets. Prior to November 22, 2019, the annual operating expense limitation for the Equity Fund was 0.79% of the average daily net assets for the Institutional Class and 0.94% of the average daily net assets for the Advisor Class.

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2020

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred.  The Operating Expense Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. During the six-months ended January 31, 2020, the Adviser was able to recoup $2,806 relating to fees waived in prior fiscal years.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Equity Fund	ESG Fund
February 2020 – July 2020	$140,737	$—
August 2020 – July 2021	278,429	—
August 2021 – July 2022	303,299	—
August 2022 – January 2023	118,735	25,429

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended January 31, 2020, are disclosed in the Statement of Operations.

Prior to November 26, 2019, Quasar Distributors, LLC (“Quasar”) acted as the Equity Fund’s distributor and principal underwriter in a continuous public offering of the Equity Fund’s shares.  Quasar is an affiliate of the Administrator.

5.  SHAREHOLDER SERVICING FEES

Prior to November 22, 2019, the Equity Fund had a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Equity Fund paid servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Fund’s Advisor Class.  Payments to the Adviser under the Agreement reimbursed the Adviser for payments it made to selected brokers, dealers and administrators which had entered into service agreements with the Adviser for services provided to shareholders of the Equity Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six-months ended January 31, 2020, the Equity Fund Advisor Class incurred $35,579 of shareholder servicing fees under the Agreement.

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2020

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

Equity Fund

	Six-Months Ended	Year Ended
	January 31, 2020	July 31, 2019
Advisor Class(1):
Shares sold	3,069,506	3,313,711
Shares issued in exchange for Institutional Class shares	28,875,174	—
Shares issued to holders in reinvestment of distributions	557,174	667,845
Shares redeemed	(3,397,996)	(6,365,725)
Net increase (decrease) in Advisor Class shares	29,103,858	(2,384,169)

Institutional Class:
Shares sold	1,941,416	12,433,722
Shares issued to holders in reinvestment of distributions	947,617	1,024,484
Shares redeemed	(2,430,869)	(8,429,006)
Shares issued in exchange for Advisor Class shares	(28,791,559)	—
Net increase (decrease) in Institutional Class shares	(28,333,395)	5,029,200
Net increase in shares outstanding	770,463	2,645,031

(1)	On November 22, 2019, the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.

ESG Fund

Period Inception(2)
through
January 31, 2020
Shares sold	22,611
Shares issued to holders in reinvestment of dividends	20
Shares redeemed	—
Net increase in shares outstanding	22,631

(2)	Inception date for the Fund was November 27, 2019.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, of the Funds for the period ended January 31, 2020, were as follows:

	Equity Fund			ESG Fund
	Purchases	Sales		Purchases		Sales

U.S. Government Securities	$—	$—		$—		$—
Other Securities	$67,014,303	$84,975,862	*	$134,622	*	$7,117

*	Excludes value of Fund securities delivered or received as a result of an in-kind transaction that occurred on November 27, 2019, in the amount of $85,470.

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2020

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Equity Fund and the total cost of securities for federal income tax purposes at July 31, 2019, the Fund’s most recently completed fiscal year end, were as follows:

	Aggregate	Aggregate	Net	Federal
	Gross	Gross	Unrealized	Income
	Appreciation	Depreciation	Appreciation	Tax Cost
Equity Fund	$99,265,422	$(45,270,622)	$53,994,800	$519,776,458

Any difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Fund.

At July 31, 2019, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Net	Total
	Ordinary	Long-Term	Unrealized	Distributable
	Income	Capital Gains	Appreciation	Earnings
Equity Fund	$6,063,626	$14,039,376	$53,994,800	$74,097,802

As of July 31, 2019, the Equity Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2019, the Equity Fund did not defer any qualified late year losses.

The tax character of distributions paid by the Funds for the period ended January 31, 2020, were as follows:

	Ordinary	Long Term
	Income*	Capital Gains	Total
Equity Fund	$12,921,008	$25,364,194	$38,285,202
ESG Fund	$210	$—	$210

The tax character of distributions paid for the period ended July 31, 2019, were as follows:

	Ordinary	Long Term
	Income*	Capital Gains	Total
Equity Fund	$10,329,421	$29,441,032	$39,770,453

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  SECTOR RISK

As of January 31, 2020, each Fund had a significant portion of its assets invested in the health care sector. Companies in this sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2020

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of January 31, 2020, Wells Fargo Bank, for the benefit of its customers, owned 41.8% of the outstanding shares of the Equity Fund. As of January 31, 2020, an individual shareholder owned 44.3% of the outstanding shares of the ESG Fund and Coho Partners, Ltd. owned 44.2%.

11.  LINE OF CREDIT

The Equity Fund has established an unsecured Line of Credit (“LOC”) in the amount of $25,000,000, 15% of the Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less.  The LOC matures, unless renewed, on July 24, 2021.  This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions and other short-term liquidity needs of the Fund.  The LOC is with the Custodian. Interest is charged at the prime rate which was 4.75% as of January 31, 2020. The interest rate during the period was between 4.75-5.50%. The Equity Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. The weighted average interest rate paid on outstanding borrowings for the Fund was 4.75%. For the six month period ended January 31, 2020, the Fund’s LOC activity was as follows:

		Amount			Date of
	Average	Outstanding as of	Interest	Maximum	Maximum
LOC Agent	Borrowings	January 31, 2020	Expense	Borrowing	Borrowing
U.S. Bank N.A.	$84,457	$ —	$2,050	$4,385,000	11/15/19 – 11/17/19

12.  SUBSEQUENT EVENT

The recent global outbreak of COVID-19 has disrupted economic markets and the full prolonged economic impact is uncertain. The operational and financial performance of issuers in securities for which the Funds invest depend on future developments of the pandemic, such as duration and spread of the virus. These developments may impact the value of the Funds’ investments.

Management has performed an evaluation of subsequent events through the date this shareholder report was issued and has determined that no additional items require recognition or disclosure.

COHO FUNDS

Additional Information (Unaudited)
January 31, 2020

AVAILABILITY OF FUNDS PORTFOLIO INFORMATION

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Forms N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Form N-Q or Part F of Form N-PORT is available without charge upon request by calling 1-866-264-6234.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-264-6234. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-866-264-6234, or (2) on the SEC’s website at www.sec.gov.

COHO FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintains physical, electronic and procedural safeguards to protect your Personal Information and require its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Coho Partners, Ltd.
300 Berwyn Park
801 Cassatt Road, Suite 100
Berwyn, PA 19312

DISTRIBUTOR
Compass Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUNDS ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Funds Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-866-264-6234.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)                      /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date     April 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date     April 9, 2020

By (Signature and Title)                      /s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date     April 9, 2020